Income Tax Level 4 Income tax expense (benefit) (Details) - USD ($) $ in Millions	5 Months Ended	7 Months Ended	12 Months Ended
	May 31, 2018	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
Tax Credit Carryforward [Line Items]
Current - U.S. Federal	$ 1	$ (15)	$ 10	$ (8)
Deferred - U.S. Federal	6	74	56	52
Total income tax expense	$ 7	$ 59	$ 66	$ 44